SHARE BASED COMPENSATION - Summary of fair value assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE BASED COMPENSATION
Expected volatility	77.77%
Expected dividends yield	0.00%	0.00%	0.00%
Exercise multiple	2.8
Risk-free interest rate per annum	4.10%
The fair value of underlying ordinary shares (per share)	$ 0.92
Minimum
SHARE BASED COMPENSATION
Expected volatility	77.77%	75.77%	73.76%
Exercise multiple		2.2	2.2
Risk-free interest rate per annum	4.10%	1.66%	1.09%
The fair value of underlying ordinary shares (per share)		$ 0.36	$ 0.20
Maximum
SHARE BASED COMPENSATION
Expected volatility		77.77%	75.78%
Exercise multiple		2.8	2.8
Risk-free interest rate per annum		4.10%	1.66%
The fair value of underlying ordinary shares (per share)		$ 1.13	$ 2.92